Reserves - Summary of Statutory Reserves (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [line items]
Appropriation of net income to the statutory general reserve	10.00%
Percentage of certain statutory general reserve balance with share capital	50.00%
Bottom of range [member]
Disclosure of reserves within equity [line items]
Minimum statutory general reserval balance with share capital	25.00%